Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of inventory

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Wireless devices and accessories	190	238
Merchandise and other	275	418
Total inventory	465	656